Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Other current liabilities [Abstract]
Other Current Liabilities
Other current liabilities are comprised of the following:

	As of December 31,
(In $ millions)	2019	2018
Accrued payroll and severance	6.2	3.1
Operating lease liability, current	3.4	-
Deferred mobilization revenue	5.6	-
Other current liabilities	4.5	-
Total other current liabilities	19.7	3.1